RELATED PARTY TRANSACTIONS - Additional information (Details) - USD ($)					1 Months Ended	3 Months Ended	9 Months Ended
	Nov. 30, 2020	Nov. 27, 2020	Aug. 12, 2020	Jul. 28, 2020	Nov. 30, 2020	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2021	May 28, 2020
Related Party Transaction. [Line Items]
Repayment of promissory note - related party								$ 186,760
Promissory Note with Related Party
Related Party Transaction. [Line Items]
Maximum borrowing capacity of related party promissory note											$ 300,000
Administrative Services Agreement
Related Party Transaction. [Line Items]
Expenses per month				$ 10,000
Expense incurred						$ 30,000	$ 90,000	20,000	$ 20,000
Repayment of promissory note - related party						30,000	30,000
Fees waived as part of amended administrative service agreement		$ 30,000
Administrative Services Agreement | Accrued liabilities
Related Party Transaction. [Line Items]
Amount due to related party						60,000	60,000
Related Party Loans
Related Party Transaction. [Line Items]
Maximum Loans Convertible Into Warrants										$ 1,500,000
Price of warrants (in dollars per share)										$ 1.00
Working Capital Loans
Related Party Transaction. [Line Items]
Outstanding balance of related party note						$ 309,210	$ 309,210	0
Maximum Loans Convertible Into Warrants								$ 1,500,000
Price of warrants (in dollars per share)								$ 1.00
Working Capital Facility
Related Party Transaction. [Line Items]
Maximum borrowing capacity of related party promissory note			$ 1,500,000
Outstanding balance of related party note								$ 90,000
Amount deposited			900,000
Maximum fund withdrawals			1,500,000
Maximum Fund Withdraw For Lending Facility Deposits			$ 1,500,000
Reduction in deposits	$ 850,000				$ 309,210